Offerings - Offering: 1	Dec. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BANK5 2025-5YR19, Commercial Mortgage Pass-Through Certificates, Series 2025-5YR19
Amount Registered | shares	794,546,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 794,546,000
Amount of Registration Fee	$ 109,726.80
Offering Note

(1)     For purposes of calculating the amount registered, it is assumed that the aggregate initial certificate balance of the Class A-2 and Class A-3 trust components will be $629,829,000.

(2)     Estimated solely for the purpose of calculating the registration fee.